TRADE ACCOUNTS RECEIVABLE - Breakdown of trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 6,488,192	R$ 9,607,012
Neither past due nor impaired | Current
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,432,105	8,652,376
Past due but not impaired | Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	855,757	777,150
Past due but not impaired | From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	44,915	74,253
Past due but not impaired | From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	50,212	54,784
Past due but not impaired | From 91 to 120 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	9,921	20,975
Past due but not impaired | From 121 to 180 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	50,728	18,945
Past due but not impaired | From 181 days
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 44,554	R$ 8,529